S000031352 [Member] Expense Example - S000031352 [Member]	Jul. 31, 2025 USD ($)
C000097418 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	440
Expense Example, with Redemption, 10 Years	992
C000122757 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	909
C000253699 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	440
Expense Example, with Redemption, 10 Years	992
C000097410 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	568
Expense Example, with Redemption, 3 Years	787
Expense Example, with Redemption, 5 Years	1,023
Expense Example, with Redemption, 10 Years	1,699
C000097412 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	971
Expense Example, with Redemption, 10 Years	1,921
C000097417 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	374
Expense Example, with Redemption, 10 Years	$ 849